STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 983,179	$ (28,918)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation costs paid by Sponsor under the promissory note		8,918
Interest earned on marketable securities held in Trust Account	(1,249,613)
Unrealized loss on marketable securities held in Trust Account	3,876
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,240
Accounts payable and accrued expenses	36,479
Net cash used in operating activities	(220,839)	(20,000)
Cash Flows from Financing Activities:
Accrued expenses — related party		20,000
Proceeds from promissory note – related party		62,923
Payment of offering costs		(62,923)
Net cash provided by financing activities		20,000
Net Change in Cash	(220,839)
Cash – Beginning of period	360,530
Cash – End of period	139,691
Non-Cash investing and financing activities:
Deferred offering costs paid directly by Sponsor in exchange for the issuance of Class B ordinary shares		25,000
Deferred offering costs included in accrued offering costs		75,802
Accretion of Class A ordinary shares carrying value to redemption value	$ 1,245,737